UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [   ]; Amendment Number : __

         This Amendment (Check only one.):       [   ] is a restatement.
                                                 [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Westchester Capital Management, Inc.
                  --------------------------------------------------------------
Address:          100 Summit Lake Drive
                  --------------------------------------------------------------
                  Valhalla, NY 10595
                  --------------------------------------------------------------

Form 13F File Number:               28-04764

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frederick W. Green
                  --------------------------------------------------------------
Title:            President
                  --------------------------------------------------------------
Phone:            914-741-5600
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Frederick W. Green              Valhalla, New York             10/15/03
----------------------------        ------------------             --------
[Signature]                           [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              111

Form 13F Information Table Value Total:              $1,086,323,937 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

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FORM 13F
WESTCHESTER CAPITAL MANAGEMENT, INC.
30-Sep-03
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Item 1                                    Item 2    Item 3       Item 4            Item 5        Item 6     Item 7       Item 8
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                                                              Fair Market  SHRS or   SH/   Put/ Investment  Other   Voting Authority
Name of Issuer                       Title of Class CUSIP       Value      PRN AMT   PRN   Call Discretion Managers Sole Shared None
Equities
COMMON STOCK

Abbott Laboratories                  COMMON STOCK   002824100   8,935,500   210,000 Shares      (a) Sole          (a) Sole
AdvancePCS                           COMMON STOCK   00790K109  30,928,359   678,700 Shares      (a) Sole          (a) Sole
AdvancePCS                           COMMON STOCK   00790K109   3,718,512    81,600 Shares      (b) Shared        (a) Sole
Ashanti Goldfields Company Ltd.      COMMON STOCK   043743202   7,142,575   683,500 Shares      (a) Sole          (a) Sole
Biogen, Inc.                         COMMON STOCK   090597105   9,232,545   241,500 Shares      (a) Sole          (a) Sole
Cardinal Health, Inc.                COMMON STOCK   14149Y108     386,951     6,627 Shares      (b) Shared        (a) Sole
Concord EFS, Inc.                    COMMON STOCK   206197105  37,414,790 2,737,000 Shares      (a) Sole          (a) Sole
Concord EFS, Inc.                    COMMON STOCK   206197105   7,150,777   523,100 Shares      (b) Shared        (a) Sole
Centerpulse Ltd. ADR                 COMMON STOCK   152005104   5,124,779   173,000 Shares      (a) Sole          (a) Sole
Centerpulse Ltd. ADR                 COMMON STOCK   152005104   6,724,421   227,000 Shares      (b) Shared        (a) Sole
Centerpulse AG registered (new)      COMMON STOCK     7626186  34,536,630   116,588 Shares      (a) Sole          (a) Sole
Centerpulse AG registered (new)      COMMON STOCK     7626186   5,366,763    18,117 Shares      (b) Shared        (a) Sole
Pilgrim's Pride Corporation          COMMON STOCK   721467207     549,252    43,800 Shares      (b) Shared        (a) Sole
CIMA Labs Inc.                       COMMON STOCK   171796105   2,515,500    90,000 Shares      (a) Sole          (a) Sole
Chateau Communities, Inc.            COMMON STOCK   161726104  12,552,768   421,800 Shares      (a) Sole          (a) Sole
Chateau Communities, Inc.            COMMON STOCK   161726104   2,898,624    97,400 Shares      (b) Shared        (a) Sole
Dana Corporation                     COMMON STOCK   235811106  34,145,047 2,212,900 Shares      (a) Sole          (a) Sole
Dana Corporation                     COMMON STOCK   235811106   2,933,243   190,100 Shares      (b) Shared        (a) Sole
Dictaphone Corporation               COMMON STOCK   253588107   1,684,200   160,400 Shares      (b) Shared        (a) Sole
Dreyer's Grand Ice Cream, Inc.       COMMON STOCK   261877104  71,158,409   915,103 Shares      (a) Sole          (a) Sole
Dreyer's Grand Ice Cream, Inc.       COMMON STOCK   261877104   7,511,616    96,600 Shares      (b) Shared        (a) Sole
First Essex Bancorp                  COMMON STOCK   320103104   9,471,545   186,118 Shares      (a) Sole          (a) Sole
First Essex Bancorp                  COMMON STOCK   320103104     254,450     5,000 Shares      (b) Shared        (a) Sole
FloridaFirst Bancorp, Inc.           COMMON STOCK   343258109       7,893       300 Shares      (b) Shared        (a) Sole
Fidelity National Financial, Inc.    COMMON STOCK   316326107   8,857,179   294,650 Shares      (a) Sole          (a) Sole
Fidelity National Financial, Inc.    COMMON STOCK   316326107   1,746,486    58,100 Shares      (b) Shared        (a) Sole
Groupe Bruxelles Lambert SA          COMMON STOCK     7097328   14,834,712  309,566 Shares      (a) Sole          (a) Sole
Groupe Bruxelles Lambert SA          COMMON STOCK     7097328   1,543,871    32,217 Shares      (b) Shared        (a) Sole
General Motors Corporation Class H   COMMON STOCK   370442832  33,084,720 2,312,000 Shares      (a) Sole          (a) Sole
General Motors Corporation Class H   COMMON STOCK   370442832   1,797,336   125,600 Shares      (b) Shared        (a) Sole
Randgold Resources Limited           COMMON STOCK   752344309   8,050,000   350,000 Shares      (a) Sole          (a) Sole
InterActiveCorp                      COMMON STOCK   45840Q101   3,133,272    94,804 Shares      (b) Shared        (a) Sole
Integrated Defense Tech, Inc.        COMMON STOCK   45819B101     671,200    40,000 Shares      (b) Shared        (a) Sole
Igen International Inc.              COMMON STOCK   449536101  38,893,620   672,900 Shares      (a) Sole          (a) Sole
Igen International Inc.              COMMON STOCK   449536101   4,456,380    77,100 Shares      (b) Shared        (a) Sole
Instrumentarium OYJ ordinary         COMMON STOCK     4434166  39,490,312   941,950 Shares      (a) Sole          (a) Sole
Instrumentarium OYJ ordinary         COMMON STOCK     4434166   6,584,164   157,050 Shares      (b) Shared        (a) Sole
John Hancock Financial Svcs, Inc.    COMMON STOCK   41014S106  28,300,740   837,300 Shares      (a) Sole          (a) Sole
John Hancock Financial Svcs, Inc.    COMMON STOCK   41014S106   2,119,260    62,700 Shares      (b) Shared        (a) Sole
Kinross Gold Corporation             COMMON STOCK   496902107   1,469,374   196,967 Shares      (b) Shared        (a) Sole
KLM NV ADR                           COMMON STOCK   482516309     359,898    23,100 Shares      (a) Sole          (a) Sole
KLM NV ordinary                      COMMON STOCK     5786491   3,970,963   253,331 Shares      (a) Sole          (a) Sole
Legato Systems, Inc.                 COMMON STOCK   524651106   6,165,500   550,000 Shares      (a) Sole          (a) Sole
Legato Systems, Inc.                 COMMON STOCK   524651106   2,242,000   200,000 Shares      (b) Shared        (a) Sole
McGrath Rentcorp                     COMMON STOCK   580589109  15,231,604   544,959 Shares      (a) Sole          (a) Sole
McGrath Rentcorp                     COMMON STOCK   580589109      16,770       600 Shares      (b) Shared        (a) Sole
The MONY Group Inc.                  COMMON STOCK   615337102  17,446,800   536,000 Shares      (a) Sole          (a) Sole
The MONY Group Inc.                  COMMON STOCK   615337102     335,265    10,300 Shares      (b) Shared        (a) Sole
MidAtlantic Realty Trust             COMMON STOCK   595232109   2,100,000   100,000 Shares      (a) Sole          (a) Sole
MAAX Inc.                            COMMON STOCK   57777C104  16,422,955   971,600 Shares      (a) Sole          (a) Sole
MAAX Inc.                            COMMON STOCK   57777C104   1,521,270    90,000 Shares      (b) Shared        (a) Sole
Neuberger Berman Inc.                COMMON STOCK   641234109  31,092,662   742,600 Shares      (a) Sole          (a) Sole
Neuberger Berman Inc.                COMMON STOCK   641234109   4,283,301   102,300 Shares      (b) Shared        (a) Sole
Newhall Land & Farming               COMMON STOCK   651426108  22,793,319   576,900 Shares      (a) Sole          (a) Sole
Newhall Land & Farming               COMMON STOCK   651426108   3,058,074   77,400  Shares      (b) Shared        (a) Sole
Northrop Grumman Corporation         COMMON STOCK   666807102     920,054   10,671  Shares      (b) Shared        (a) Sole
NextWave Telecom,  Inc.              COMMON STOCK   65332M103   9,689,392 3,176,850 Shares      (a) Sole          (a) Sole
NextWave Telecom,  Inc.              COMMON STOCK   65332M103   3,329,227 1,091,550 Shares      (b) Shared        (a) Sole
OfficeMax, Inc.                      COMMON STOCK   67622M108  32,701,300 3,490,000 Shares      (a) Sole          (a) Sole
OfficeMax, Inc.                      COMMON STOCK   67622M108   5,993,052   639,600 Shares      (b) Shared        (a) Sole
Overture Services, Inc.              COMMON STOCK   69039R100  11,319,177   427,300 Shares      (a) Sole          (a) Sole
Overture Services, Inc.              COMMON STOCK   69039R100   3,192,045   120,500 Shares      (b) Shared        (a) Sole
Pechiney SA                          COMMON STOCK     4943792  50,558,648   918,831 Shares      (a) Sole          (a) Sole
Pechiney SA                          COMMON STOCK     4943792   4,880,715    88,700 Shares      (b) Shared        (a) Sole
Pfizer Inc.                          COMMON STOCK   717081103   3,555,675   117,040 Shares      (b) Shared        (a) Sole
Pacific Northwest Bancorp            COMMON STOCK   69466M103   4,313,650   121,000 Shares      (a) Sole          (a) Sole
Pacific Northwest Bancorp            COMMON STOCK   69466M103   1,140,800    32,000 Shares      (b) Shared        (a) Sole
Price Communications Corp            COMMON STOCK   741437305  30,699,920 2,475,800 Shares      (a) Sole          (a) Sole
Price Communications Corp            COMMON STOCK   741437305   3,034,280   244,700 Shares      (b) Shared        (a) Sole
PracticeWorks, Inc.                  COMMON STOCK   739419109   6,576,261   306,300 Shares      (a) Sole          (a) Sole
PeopleSoft, Inc.                     COMMON STOCK   712713106  18,268,217 1,004,300 Shares      (a) Sole          (a) Sole
PeopleSoft, Inc.                     COMMON STOCK   712713106   3,559,783   195,700 Shares      (b) Shared        (a) Sole
Pechiney SA ADR                      COMMON STOCK   705151207   3,243,710   118,600 Shares      (a) Sole          (a) Sole
Pechiney SA ADR                      COMMON STOCK   705151207   1,312,800    48,000 Shares      (b) Shared        (a) Sole
Redback Networks, Inc.               COMMON STOCK   757209101      70,150   115,000 Shares      (a) Sole          (a) Sole
Right Management Consultants         COMMON STOCK   766573109     904,000    50,000 Shares      (a) Sole          (a) Sole
Roadway Corporation                  COMMON STOCK   769742107  36,343,404   745,200 Shares      (a) Sole          (a) Sole
Roadway Corporation                  COMMON STOCK   769742107   5,106,219   104,700 Shares      (b) Shared        (a) Sole
Rayonier Inc.                        COMMON STOCK   754907103  43,543,500 1,072,500 Shares      (a) Sole          (a) Sole
Rayonier Inc.                        COMMON STOCK   754907103   4,957,260   122,100 Shares      (b) Shared        (a) Sole
Telus Corporation (non-voting)       COMMON STOCK   87971M202  19,653,942 1,254,000 Shares      (a) Sole          (a) Sole
Telus Corporation (non-voting)       COMMON STOCK   87971M202  3,291,330    210,000 Shares      (b) Shared        (a) Sole
The Titan Corporation                COMMON STOCK   888266103  34,752,784 1,667,600 Shares      (a) Sole          (a) Sole
The Titan Corporation                COMMON STOCK   888266103   4,547,288   218,200 Shares      (b) Shared        (a) Sole
United National Bancorp              COMMON STOCK   910909100   1,095,930    33,000 Shares      (b) Shared        (a) Sole
Univision Communications Inc         COMMON STOCK   914906102   1,829,429    57,295 Shares      (b) Shared        (a) Sole
VERITAS Software Corporation         COMMON STOCK   923436109     693,940    22,100 Shares      (b) Shared        (a) Sole

REFERRED STOCK

Great-West Lifeco 4.8% Series E      PREFERRED STOCK 39138C700  1,297,778    66,335 Shares      (a) Sole          (a) Sole
Great-West Lifeco 4.8% Series E      PREFERRED STOCK 39138C700    292,638    14,958 Shares      (b) Shared        (a) Sole
Great-West Lifeco 5.9% Series F      PREFERRED STOCK 39138C809    417,488    21,627 Shares      (a) Sole          (a) Sole
Great-West Lifeco 5.9% Series F      PREFERRED STOCK 39138C809     94,107     4,875 Shares      (b) Shared        (a) Sole

WARRANTS

Dictaphone Corp warrants             WARRANTS        dctwv         18,120    72,482 Shares      (b) Shared        (a) Sole

Fixed Income

CORPORATE BONDS
Redback Networks convertible note    CORPORATE BOND 757209AB7  5,465,564 13,537,000 PRN         (a) Sole          (a) Sole
5.000% Due 04-01-07
Redback Networks convertible note    CORPORATE BOND 757209AB7     702,929 1,741,000 PRN         (b) Shared        (a) Sole
5.000% Due 04-01-07
Adelphia Communications senior note  CORPORATE BOND 006848BJ3   2,295,360 3,188,000 PRN         (a) Sole          (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note  CORPORATE BOND 006848BJ3   1,800,000 2,500,000 PRN         (b) Shared        (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note  CORPORATE BOND 006848BE4   7,040,880 9,779,000 PRN         (a) Sole          (a) Sole
9.375% Due 11-15-09
Adelphia Communications senior note  CORPORATE BOND 006848BE4     266,400   370,000 PRN         (b) Shared        (a) Sole
9.375% Due 11-15-09
Adelphia Communications conv note    CORPORATE BOND 006848BH7  5,495,700 15,702,000 PRN         (a) Sole          (a) Sole
3.250% Due 05-01-21
Adelphia Communications conv note    CORPORATE BOND 006848BH7    384,300  1,098,000 PRN         (b) Shared        (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note  CORPORATE BOND 006848AS4 12,555,175 18,065,000 PRN         (a) Sole          (a) Sole
9.250% Due 10-01-02
Adelphia Communications senior note  CORPORATE BOND 006848AS4  1,306,600  1,880,000 PRN         (b) Shared        (a) Sole
9.250% Due 10-01-02
Enron Corporation conv note          CORPORATE BOND 293561CD6  2,901,750 21,900,000 PRN         (a) Sole          (a) Sole
0.000% Due 02-07-21
Roadway Corp. note                   CORPORATE BOND 769742AB3  30,620,627 26,670,000 PRN        (a) Sole          (a) Sole
8.250% Due 12-01-08
Roadway Corp. note                   CORPORATE BOND 769742AB3  4,047,158  3,525,000 PRN         (b) Shared        (a) Sole
8.250% Due 12-01-08
Tyco International Ltd. conv note    CORPORATE BOND 902124AC0 11,193,401 14,525,000 PRN         (a) Sole          (a) Sole
0.000% Due 11-17-20
Worldcom Inc. note                   CORPORATE BOND 98157DAJ5  2,301,250  7,000,000 PRN         (a) Sole          (a) Sole
7.500% Due 05-15-11
Worldcom Inc. note                   CORPORATE BOND 98157DAF3    246,562    750,000 PRN         (b) Shared        (a) Sole
7.375% Due 01-15-03
Worldcom Inc. senior note            CORPORATE BOND 98157DAB2  7,340,987 22,330,000 PRN         (a) Sole          (a) Sole
7.875% Due 05-15-03
Worldcom Inc. senior note            CORPORATE BOND 98157DAB2    493,125  1,500,000 PRN         (b) Shared        (a) Sole
7.875% Due 05-15-03
Williams Holdings note               CORPORATE BOND 968905AC3  8,250,000  8,250,000 PRN         (a) Sole          (a) Sole
6.125% Due 12-01-03

GRAND TOTAL:                                         1,086,323,937
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